Commitments and Contingencies - Summary of Guarantees Received from Financial Institutions (Detail) - Dec. 31, 2017 zł in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	PLN (zł)
Disclosure of detailed information about borrowings [Line Items]
Limit	₩ 681,280	$ 69,141	zł 23,000
Performance guarantee [Member] | Seoul Guarantee Insurance and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	116,787	1,275
Guarantee for import letters of credit [Member] | Industrial Bank of Korea and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit | $		5,980
Guarantee for payment in foreign currency [Member] | KEB Hana Bank and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit		54,072	zł 23,000
Guarantee for advances received [Member] | Export-Import Bank of Korea [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit | $		7,414
Comprehensive credit line [Member] | KEB Hana Bank and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	55,000
Bid guarantee [Member] | KEB Hana Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Limit | $		$ 400
Bid guarantee [Member] | Korea Software Financial Cooperative [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	96,911
Performance guarantee/Warrant guarantee [Member] | Korea Software Financial Cooperative [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	302,062
Guarantee for advances received/Others [Member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	99,228
Warrant guarantee [Member] | Seoul Guarantee Insurance [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	2,962
Guarantees for licensing [Member] | Seoul Guarantee Insurance [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	4,077
Guarantees for public sale [Member] | Seoul Guarantee Insurance [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	50
Guarantees for deposits [Member] | Seoul Guarantee Insurance and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Limit	₩ 4,203